VIKING TAX-FREE FUND FOR MONTANA

Schedule of Investments – October 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (100.7%)

Education (0.7%)
MONTANA ST BRD RGTS G 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	$400,156
		400,156
General Obligation (50.2%)
BELGRADE 5.000% 07/01/2031	280,000	313,236
BELGRADE 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	281,148
BELGRADE 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	399,148
BOZEMAN 4.000% 07/01/2028	540,000	540,475
BOZEMAN B 4.000% 07/01/2041 Callable @ 100.000 07/01/2033	715,000	725,961
BOZEMAN B 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	775,000	778,720
BUTTE SILVER BOW 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	243,878
BUTTE SILVER BOW 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	871,658
FLATHEAD CO ISD #5 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	483,642
GALLATIN CO 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	435,000	491,607
GALLATIN CO 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	915,000	1,028,917
GALLATIN CO 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	640,000	716,608
GALLATIN CO SCH DT#72 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	573,181
GALLATIN CO SCH DT#72 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	824,376
GALLATIN CO SD #27 4.250% 06/15/2026	285,000	285,180
GALLATIN SD #44 B 3.500% 06/15/2028	575,000	573,528
JUDITH BASIN CO K 12 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	235,000	259,417
JUDITH BASIN CO K 12 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	160,000	176,248
JUDITH BASIN CO K 12 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	465,000	504,771
JUDITH BASIN CO K 12 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	300,000	323,061
JUDITH BASIN CO K 12 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	450,000	488,655
POLSON SD #23 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	525,000	575,452
POLSON SD #23 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	335,000	364,597
POLSON SD #23 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	355,000	384,000
POLSON SD #23 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	325,000	349,979
POLSON SD #23 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	510,000	546,108
POLSON SD#23 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	595,000	663,116
POLSON SD#23 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	625,000	692,800
POLSON SD#23 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	320,000	352,147
POLSON SD#23 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	350,000	383,544
POLSON SD#23 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	360,000	393,210
POLSON HSD #23 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	320,000	347,616
POLSON HSD #23 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	400,000	431,356
POLSON HSD #23 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	635,000	682,847
POLSON HSD#23 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	465,000	518,233
POLSON HSD#23 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	490,000	543,155
POLSON HSD#23 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	250,000	275,115
POLSON HSD#23 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	250,000	273,960
POLSON HSD#23 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	420,000	458,745
ARLEE SD #JT&8 5.000% 07/01/2039 Callable @ 100.000 01/01/2033	515,000	566,490
*ARLEE SD #JT&8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,311,459
MILES CITY 5.000% 07/01/2042 Callable @ 100.000 07/01/2034	395,000	426,600
MILES CITY 5.000% 07/01/2044 Callable @ 100.000 07/01/2034	300,000	321,351
MISSOULA SD #4 BLDG 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	529,415
MISSOULA SD #4 BLDG 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	527,235
RAVALLI CO OPEN SPACE 4.250% 07/01/2030	755,000	755,211
RAVALLI ETC #15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	250,868
RAVALLI ETC #15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	250,975
*BUTTE SD #1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,970,976
STILLWATER ESD#6 BLDG 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	320,313
STILLWATER HSD 6 BLDG 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	280,189
VALLEY CO K 12 SD #1A 4.250% 07/01/2031	450,000	450,167
YELLOWSTONE CARBON CO 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	350,000	387,741
YELLOWSTONE CARBON CO 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	330,000	365,581
YELLOWSTONE CARBON CO 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	1,395,000	1,526,883
YELLOWSTONE CARBON CO 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	600,000	652,554
		30,013,403
Health Care (12.6%)
MT FAC FIN AUTH B 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,028,680
MT FAC FIN AUTH B 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,012,610
MONTANA ST FAC FIN AU 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	400,000	407,204
MONTANA ST FAC FIN AU 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	202,054
*MONTANA ST FAC FIN AU 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,507,005
MT FAC FIN AUTH A REF 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,016,533
MT FAC FIN AUTH C 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	924,104
MT FAC FIN AUTH 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	721,553
YELLOWSTONE CNTY REV 4.000% 10/01/2029	710,000	710,525
		7,530,268
Housing (18.7%)
MT BRD HSG A 2 AMT 3.150% 12/01/2024	60,000	59,984
MT BRD HSG A 2 AMT 3.350% 06/01/2025	85,000	85,004
MT HRD OF HSG B2 4.050% 12/01/2024	150,000	150,012
MT HRD OF HSG B2 4.650% 12/01/2028	100,000	100,029
MT BRD OF HSG B 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	199,361
MONTANA BOARD HOUSING 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	536,289
MONTANA BRD OF HSG B 4.450% 12/01/2038 Callable @ 100.000 12/01/2032	1,400,000	1,441,678
MONTANA BRD OF HSG B 4.800% 12/01/2043 Callable @ 100.000 12/01/2032	1,335,000	1,365,758
MONTANA BRD OF HSG C 4.375% 12/01/2038 Callable @ 100.000 12/01/2032	405,000	410,508
MONTANA BRD OF HSG C 4.600% 12/01/2043 Callable @ 100.000 12/01/2032	1,000,000	1,006,890
MONTANA BRD OF HSG C 4.850% 12/01/2048 Callable @ 100.000 12/01/2032	500,000	501,915
MONTANA BRD OF HSG A 3.950% 12/01/2039 Callable @ 100.000 06/01/2033	1,000,000	998,650
MONTANA BRD OF HSG A 4.450% 12/01/2044 Callable @ 100.000 06/01/2033	1,000,000	1,001,480
#MONTANA HSG B REF 3.900% 12/01/2039 Callable @ 100.000 06/01/2033	500,000	491,485
#MONTANA HSG B REF 4.300% 12/01/2044 Callable @ 100.000 06/01/2033	800,000	786,384
#MONTANA HSG B REF 4.400% 12/01/2049 Callable @ 100.000 06/01/2033	1,650,000	1,616,951
MT BRD HSG A SF PROG 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	455,000	452,306
		11,204,684
Other Revenue (10.4%)
BILLINGS IMPT DISTS 5.500% 07/01/2026	10,000	10,003
BILLINGS TAX INCR 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	712,932
BILLINGS REV 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	385,098
BILLINGS REV REF 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	700,000	746,921
BILLINGS B REV 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	300,000	321,015
BILLINGS B REV 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	265,380
GALLATIN IMPT 396 5.500% 07/01/2025	90,000	89,894
*GALLATIN IMPT 396 6.000% 07/01/2030	1,000,000	1,000,770
GREAT FALLS REV 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	840,321
KALISPELL TAX INCR 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	526,625
LIVINGSTON TAX INCR 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	515,198
*MADISON RUT IMPT 09 1 6.000% 07/01/2030	640,000	640,493
MISSOULA SPL ASSMT C 4.750% 07/01/2027	45,000	45,005
MISSOULA SPL ASM POOL 6.000% 07/01/2030	120,000	120,019
		6,219,674
Pre-Refunded (1.9%)
YELLOWSTONE CO SD #2 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	713,298
YELLOWSTONE CO SD #2 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	440,390
		1,153,688
Transportation (1.7%)
MISSOULA PKG COMMSN 4.000% 10/01/2026	665,000	665,239
MISSOULA SPL IMPT 540 4.600% 07/01/2025	105,000	104,335
MISSOULS SPL IMPT 541 5.400% 07/01/2029	240,000	240,166
		1,009,740
Utilities (4.5%)
BILLINGS SOL WST REV 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,397,656
BILLINGS STORM SWR 4.000% 07/01/2025	215,000	215,133
BILLINGS STORM SWR 4.000% 07/01/2026	225,000	225,027
DILLON WTR & SWR REF 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	251,503
MISSOULA WTR SYS A 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	613,464
		2,702,783

TOTAL MUNICPAL BONDS (COST: $60,687,870)		$60,234,396

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		$(445,051)

NET ASSETS (100.0%)		$59,789,345

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of October 31, 2024.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for Montana
Investments at cost	$60,687,870
Unrealized appreciation	294,378
Unrealized depreciation	(747,852)
Net unrealized appreciation (depreciation)*	$(453,474)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$60,234,396	$0	$60,234,396
Total	$0	$60,234,396	$0	$60,234,396